UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _8/31__

Date of reporting period:  2/28/14_

Item 1. Reports to Stockholders.

FEBRUARY 28, 2014

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

Sign up for electronic delivery
at franklintempleton.com/edelivery

GLOBAL

Templeton
Global Smaller Companies Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · **Templeton** · Mutual Series

	Contents
Shareholder Letter	1	Semiannual Report		Financial Highlights and Statement of
				Investments	13
		Templeton Global
		Smaller Companies Fund	3	Financial Statements	22
		Performance Summary	8	Notes to Financial Statements	26
		Your Fund’s Expenses	11	Shareholder Information	37

Semiannual Report

Templeton Global Smaller Companies Fund

Your Fund’s Goal and Main Investments: Templeton Global Smaller Companies Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of smaller companies located anywhere in the world.

This semiannual report for Templeton Global Smaller Companies Fund covers the period ended February 28, 2014.

Performance data represent past
performance, which does not
guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

Performance Overview

For the six months under review, Templeton Global Smaller Companies Fund –Class A delivered a +16.04% cumulative total return. In comparison, the MSCI All Country (AC) World Small Cap Index, which measures performance of small capitalization companies in global developed and emerging markets, posted a +17.90% total return.1, 2 Please note index performance information is provided for reference and we do not attempt to track the index but rather undertake investments on the basis of fundamental research. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 8.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 17.

Semiannual Report | 3

Top 10 Countries
Based on Equity Securities
2/28/14
% of Total
Net Assets
U.S.	37.5%
Japan	8.2%
U.K.	6.1%
Canada	5.5%
South Korea	4.6%
Switzerland	4.1%
Netherlands	3.4%
Germany	3.0%
Finland	2.9%
Hong Kong	2.9%

Economic and Market Overview

The six months under review were characterized by continued economic recovery in most developed countries, and many central banks reaffirmed their accommodative monetary stances. In contrast, growth in emerging market economies generally tended to slow, and central banks in many emerging markets raised interest rates as they sought to control inflation and currency depreciation.

In the U.S., economic data were generally positive. Manufacturing activity expanded during the review period and unemployment declined. In October 2013, the federal government temporarily shut down after Congress reached a budget impasse. However, Congress passed a spending bill in January to fund the federal government through September 2014. Congress then approved suspension of the debt ceiling until March 2015. Encouraged by positive economic and employment reports, the Federal Reserve Board (Fed) in January 2014 began reducing its bond purchases by $10 billion a month and committed to keeping interest rates low. The new Fed Chair, Janet Yellen, confirmed that the Fed would continue to reduce its asset purchases, although it would reconsider its plan if the economic outlook changed significantly.

Outside the U.S., the U.K. enjoyed strong growth, driven by easing credit conditions and stronger consumer confidence. Elsewhere, economic activity in the eurozone and Japan showed signs of improvement. Although technically out of its recession, the eurozone experienced weak employment trends and deflationary risks. However, German Chancellor Angela Merkel’s reelection and the European Central Bank’s rate cut to a record low helped partly restore investor confidence. In Japan, improving business sentiment, personal consumption and higher exports resulting from a weaker yen supported the economy, and the unemployment rate reached its lowest level in six years. The Bank of Japan announced it would provide additional monetary stimulus, if required. Political turmoil in Ukraine surfaced in November 2013 when its government avoided firming up trade links with the European Union, raising fears of a sovereign default and investor concerns over the country’s relationship with Russia.

4 | Semiannual Report

Growth in many emerging market economies moderated based on lower domestic demand, falling exports and weakening commodity prices. However, select emerging market economies such as those of China, Malaysia, South Korea, Poland and Hungary improved in 2013’s second half. Monetary policies tightened in several emerging market countries, including Brazil, India, Turkey and South Africa, as their central banks raised interest rates to curb inflation and support their currencies.

Stocks in Europe helped developed market equities advance for most of the period despite a January 2014 decline. Led by Asian equities, emerging market equities also gained, although weak economic data, especially in China, weighed on markets in January. Several emerging market currencies depreciated against the U.S. dollar during the period. Gold prices declined for the period despite a rally in early 2014, and international oil prices rose amid supply concerns related to political unrest and adverse U.S. weather.

Investment Strategy

At Templeton, when choosing investments for this Fund, we take a bottom-up, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow growth potential. We also consider the company’s price/earnings ratio, profit margins and liquidation value.

Manager’s Discussion

Several holdings performed well during the six-month period under review. Switzerland-based Logitech International sells computer peripherals and appliances for the digital home. Its product line includes mice, keyboards, cameras, gaming accessories, audio devices and remotes. During the period, the company surprised investors with a lower-than-expected decline in sales. The company’s renewed research and development efforts began to bear fruit, helping combat the trend of weak PC and peripheral sales, and shares benefited as a result.

Arkansas Best is one of North America’s largest motor carriers for shipping relatively small freight loads. Shares rose as the company’s financial performance improved during the period, with net income up significantly from 2012

Top 10 Equity Holdings
2/28/14

Company	% of Total
Sector/Industry, Country	Net Assets
AllianceBernstein Holding LP	2.1%
Capital Markets, U.S.
Arkansas Best Corp.	1.9%
Road & Rail, U.S.
Amer Sports OYJ	1.9%
Leisure Equipment & Products, Finland
Columbia Sportswear Co.	1.8%
Textiles, Apparel & Luxury Goods, U.S.
Spartan Stores Inc.	1.8%
Food & Staples Retailing, U.S.
Hibbett Sports Inc.	1.7%
Specialty Retail, U.S.
Hillenbrand Inc.	1.7%
Diversified Consumer Services, U.S.
Heidrick & Struggles International Inc.	1.6%
Professional Services, U.S.
Hyster-Yale Materials Handling Inc.	1.6%
Machinery, U.S.
Simpson Manufacturing Co. Inc.	1.6%
Building Products, U.S.

Semiannual Report | 5

levels. Arkansas Best has a net cash balance sheet and a strong management team, and company and industry fundamentals have slowly improved. We believe an improved U.S. economy and the company’s strong operating leverage could produce solid stock performance over the long term.

AllianceBernstein Holding is one of the largest U.S.-based asset managers. The company’s share price recovered from earlier lows because of marked improvement in the company’s equity asset performance and a stock market turnaround.

In contrast, the Fund had some poor performers. Based in California, LeapFrog is the leading technology based educational toy and product maker targeting young children. LeapFrog had a strong brand name synonymous with electronic learning and a strong balance sheet during the period. These features helped the company experience a turnaround in performance. We believe the company could expand following a period of declining business activity, as LeapFrog’s debt was limited and its operating margins were at unsustainably depressed levels that could improve. LeapFrog’s management took the proper steps in returning the company to profitability, in our view.

Headquarted in London, African Minerals is a minerals exploration and development firm. Shares fell in line with iron-ore price expectations during the period as commodity-price weakness impacted metals stocks. However, the company has a strong Sierra Leone-based iron ore production growth profile that could, in our view, help offset any potential further weakness in the underlying commodity price.

Daphne International is China’s second-largest women’s shoe retailer. Shares were impacted during the period by uncertainty about global economic conditions. We believe Daphne could be well positioned to benefit from rising footwear consumption in China. As one of the first domestic footwear retailers, the company has well-established brand positioning and one of the largest store networks in China. Its store coverage is strong and difficult to copy, and we believe recent restructuring could narrow the company’s gap with top peers in terms of operating efficiency and consistency. Over the mid-to-long term, this could, in our opinion, become a multi-year turnaround story, which may support Daphne’s long-term earnings and possible share price recovery.

6 | Semiannual Report

Thank you for your continued participation in Templeton Global Smaller Companies Fund. We look forward to serving your future investment needs.

Portfolio Management Team

Templeton Global Smaller Companies Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
2. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

Semiannual Report | 7

Performance Summary as of 2/28/14

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: TEMGX)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		+$	1.23	$9.04	$7.81
Distributions (9/1/13–2/28/14)
Dividend Income	$0.0220
Class C (Symbol: TESGX)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		+$	1.18	$8.71	$7.53
Class R6 (Symbol: n/a)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		+$	1.23	$9.07	$7.84
Distributions (9/1/13–2/28/14)
Dividend Income	$0.0551
Advisor Class (Symbol: TGSAX)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		+$	1.22	$9.06	$7.84
Distributions (9/1/13–2/28/14)
Dividend Income	$0.0407

8 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R6/Advisor Class: no sales charges.

Class A		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	16.04%	+	23.98%	+	216.20%	+	112.25%
Average Annual Total Return[3]	+	9.32%	+	16.79%	+	24.42%	+	7.18%
Value of $10,000 Investment[4]		$10,932		$11,679		$29,819		$20,013
Avg. Ann. Total Return (3/31/14)[5]			+	15.54%	+	22.62%	+	7.37%
Total Annual Operating Expenses[6]				1.39%
Class C		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	15.67%	+	23.20%	+	204.25%	+	97.06%
Average Annual Total Return[3]	+	14.67%	+	22.20%	+	24.92%	+	7.02%
Value of $10,000 Investment[4]		$11,467		$12,220		$30,425		$19,706
Avg. Ann. Total Return (3/31/14)[5]			+	20.59%	+	23.18%	+	7.20%
Total Annual Operating Expenses[6]				2.14%
Class R6						6-Month		Inception (5/1/13)
Cumulative Total Return[2]					+	16.41%	+	22.83%
Aggregate Total Return[3]					+	16.41%	+	22.83%
Value of $10,000 Investment[4]						$11,641		$12,283
Aggregate Total Return (3/31/14)5, 7							+	23.24%
Total Annual Operating Expenses[6]				3.26%
Advisor Class		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	16.09%	+	24.34%	+	219.26%	+	117.36%
Average Annual Total Return[3]	+	16.09%	+	24.34%	+	26.13%	+	8.07%
Value of $10,000 Investment[4]		$11,609		$12,434		$31,926		$21,736
Avg. Ann. Total Return (3/31/14)[5]			+	22.74%	+	24.44%	+	8.27%
Total Annual Operating Expenses[6]				1.14%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 9

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. In addition, smaller company stocks have historically exhibited greater price volatility than large-company stocks, particularly over the short term. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Aggregate total return represents the change in value of an investment for the periods indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 9/1/13	Value 2/28/14	Period* 9/1/13–2/28/14
Actual	$1,000	$1,160.40	$7.23
Hypothetical (5% return before expenses)	$1,000	$1,018.10	$6.76
Class C
Actual	$1,000	$1,156.70	$11.23
Hypothetical (5% return before expenses)	$1,000	$1,014.38	$10.49
Class R6
Actual	$1,000	$1,164.10	$4.94
Hypothetical (5% return before expenses)	$1,000	$1,020.23	$4.61
Advisor Class
Actual	$1,000	$1,160.90	$5.89
Hypothetical (5% return before expenses)	$1,000	$1,019.34	$5.51

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.35%; C: 2.10%; R6: 0.92%; and Advisor: 1.10%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

12 | Semiannual Report

Templeton Global Smaller Companies Fund

Financial Highlights

	Six Months Ended
	February 28, 2014		Year Ended August 31,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.81	$6.39	$6.61	$6.06	$5.42	$6.97
Income from investment operations[a]:
Net investment income (loss)[b]	(0.01)	0.05	0.07	0.06	0.01	0.06
Net realized and unrealized gains (losses)	1.26	1.47	(0.23)	0.51	0.70	(0.98)
Total from investment operations	1.25	1.52	(0.16)	0.57	0.71	(0.92)
Less distributions from:
Net investment income	(0.02)	(0.10)	(0.06)	(0.02)	(0.07)	(0.09)
Net realized gains	—	—	—	—	—	(0.54)
Total distributions	(0.02)	(0.10)	(0.06)	(0.02)	(0.07)	(0.63)
Net asset value, end of period	$9.04	$7.81	$6.39	$6.61	$6.06	$5.42

Total return[c]	16.04%	24.04%	(2.31)%	9.31%	13.11%	(8.08)%

Ratios to average net assets[d]
Expenses	1.35%	1.39%[e]	1.41%	1.35%[e]	1.39%[e]	1.49%[e]
Net investment income (loss)	(0.19)%	0.72%	1.06%	0.80%	0.23%	1.47%

Supplemental data
Net assets, end of period (000’s)	$1,067,475	$892,067	$726,065	$833,869	$816,589	$732,847
Portfolio turnover rate	11.25%	27.67%	25.44%	23.31%	22.33%	31.29%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Templeton Global Smaller Companies Fund

Financial Highlights (continued)

	Six Months Ended
	February 28, 2014		Year Ended August 31,
Class C	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.53	$6.16	$6.39	$5.88	$5.28	$6.77
Income from investment operations[a]:
Net investment income (loss)[b]	(0.04)	—[c]	0.02	—[c]	(0.03)	0.03
Net realized and unrealized gains (losses)	1.22	1.42	(0.23)	0.51	0.68	(0.96)
Total from investment operations	1.18	1.42	(0.21)	0.51	0.65	(0.93)
Less distributions from:
Net investment income	—	(0.05)	(0.02)	—	(0.05)	(0.02)
Net realized gains	—	—	—	—	—	(0.54)
Total distributions	—	(0.05)	(0.02)	—	(0.05)	(0.56)
Net asset value, end of period	$8.71	$7.53	$6.16	$6.39	$5.88	$5.28

Total return[d]	15.67%	23.19%	(3.07)%	8.67%	12.27%	(8.96)%

Ratios to average net assets[e]
Expenses	2.10%	2.14%[f]	2.16%	2.10%[f]	2.14%[f]	2.26%[f]
Net investment income (loss)	(0.94)%	(0.03)%	0.31%	0.05%	(0.52)%	0.70%

Supplemental data
Net assets, end of period (000’s)	$47,386	$39,726	$34,090	$42,043	$36,390	$33,300
Portfolio turnover rate	11.25%	27.67%	25.44%	23.31%	22.33%	31.29%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Smaller Companies Fund

Financial Highlights (continued)

	Six Months Ended	Period Ended
	February 28, 2014	August 31,
Class R6	(unaudited)	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.84	$7.43
Income from investment operations[b]:
Net investment income[c]	0.02	0.03
Net realized and unrealized gains (losses)	1.27	0.38
Total from investment operations	1.29	0.41
Less distributions from net investment income	(0.06)	—
Net asset value, end of period	$9.07	$7.84

Total return[d]	16.41%	5.52%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.92%	3.26%
Expenses net of waiver and payments by affiliates	0.92%	0.95%
Net investment income (loss)	0.24%	(1.15)%

Supplemental data
Net assets, end of period (000’s)	$25,772	$5
Portfolio turnover rate	11.25%	27.67%

aFor the period May 1, 2013 (effective date) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Global Smaller Companies Fund

Financial Highlights (continued)

	Six Months Ended
	February 28, 2014		Year Ended August 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.84	$6.41	$6.63	$6.08	$5.43	$7.00
Income from investment operations[a]:
Net investment income[b]	—	0.07	0.08	0.08	0.03	0.07
Net realized and unrealized gains (losses)	1.26	1.48	(0.23)	0.51	0.69	(1.00)
Total from investment operations	1.26	1.55	(0.15)	0.59	0.72	(0.93)
Less distributions from:
Net investment income	(0.04)	(0.12)	(0.07)	(0.04)	(0.07)	(0.10)
Net realized gains	—	—	—	—	—	(0.54)
Total distributions	(0.04)	(0.12)	(0.07)	(0.04)	(0.07)	(0.64)
Net asset value, end of period	$9.06	$7.84	$6.41	$6.63	$6.08	$5.43

Total return[c]	16.09%	24.43%	(2.07)%	9.60%	13.38%	(7.94)%

Ratios to average net assets[d]
Expenses	1.10%	1.14%[e]	1.16%	1.10%[e]	1.14%[e]	1.26%[e]
Net investment income	0.06%	0.97%	1.31%	1.05%	0.48%	1.70%

Supplemental data
Net assets, end of period (000’s)	$140,914	$140,733	$116,877	$113,402	$95,765	$108,383
Portfolio turnover rate	11.25%	27.67%	25.44%	23.31%	22.33%	31.29%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Smaller Companies Fund

Statement of Investments, February 28, 2014 (unaudited)

	Industry	Shares/Units	Value
Common Stocks and Other Equity
Interests 93.1%
Austria 0.8%
Wienerberger AG	Building Products	542,738	$10,249,770

Bahamas 0.9%
[a] Steiner Leisure Ltd.	Diversified Consumer Services	262,880	11,624,554

Belgium 1.0%
Barco NV	Electronic Equipment, Instruments & Components	167,740	13,277,761

Brazil 0.6%
Companhia de Saneamento de Minas Gerais	Water Utilities	505,400	7,198,075

Canada 5.5%
Canaccord Genuity Group Inc.	Capital Markets	1,696,800	12,418,975
Dorel Industries Inc., B	Household Durables	238,300	8,010,084
Ensign Energy Services Inc.	Energy Equipment & Services	247,500	3,960,626
Genworth MI Canada Inc.	Thrifts & Mortgage Finance	503,300	16,371,917
HudBay Minerals Inc.	Metals & Mining	1,944,350	16,057,973
Major Drilling Group International Inc.	Metals & Mining	142,600	1,141,625
Mullen Group Ltd.	Energy Equipment & Services	304,600	7,549,632
Trican Well Service Ltd.	Energy Equipment & Services	451,600	5,708,760
			71,219,592

China 1.3%
[b] Daphne International Holdings Ltd.	Textiles, Apparel & Luxury Goods	11,116,000	5,643,658
Digital China Holdings Ltd.	Electronic Equipment, Instruments & Components	4,200,000	4,156,487
Shenguan Holdings Group Ltd.	Food Products	4,632,300	1,934,005
Yingde Gases	Chemicals	5,269,000	4,678,033
			16,412,183

Finland 2.9%
Amer Sports OYJ	Leisure Products	1,089,557	24,598,710
Huhtamaki OYJ	Containers & Packaging	433,970	12,516,562
			37,115,272

France 0.9%
Ipsos	Media	258,820	11,040,174

Germany 2.2%
Gerresheimer AG	Life Sciences Tools & Services	186,540	12,721,953
Jenoptik AG	Electronic Equipment, Instruments & Components	349,090	6,154,282
[a] Kloeckner & Co. SE	Trading Companies & Distributors	650,140	10,017,162
			28,893,397

Greece 0.6%
[a] JUMBO SA	Specialty Retail	384,950	7,293,801

Semiannual Report | 17

Templeton Global Smaller Companies Fund

Statement of Investments, February 28, 2014 (unaudited) (continued)

	Industry	Shares/Units	Value
Common Stocks and Other Equity
Interests (continued)
Hong Kong 2.9%
Dah Sing Financial Group	Banks	1,411,600	$7,075,826
Luk Fook Holdings (International) Ltd.	Specialty Retail	1,709,000	5,835,846
Techtronic Industries Co. Ltd.	Household Durables	6,681,000	17,734,730
Value Partners Group Ltd.	Capital Markets	9,469,000	6,052,039
			36,698,441

India 0.4%
Jain Irrigation Systems Ltd.	Machinery	4,981,389	4,775,680

Italy 2.9%
Amplifon SpA	Health Care Providers & Services	737,246	4,507,079
Azimut Holding SpA	Capital Markets	336,681	11,239,152
Marr SpA	Food & Staples Retailing	396,973	7,516,128
[a] Sorin SpA	Health Care Equipment & Supplies	4,314,669	13,420,864
			36,683,223

Japan 8.2%
Asahi Co. Ltd.	Specialty Retail	288,000	3,788,134
Asics Corp.	Textiles, Apparel & Luxury Goods	923,400	18,014,464
Capcom Co. Ltd.	Software	307,800	5,883,878
Descente Ltd.	Textiles, Apparel & Luxury Goods	356,000	2,430,452
en-japan Inc.	Professional Services	1,600	33,855
Keihin Corp.	Auto Components	409,900	6,156,553
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	324,110	18,338,640
MEITEC Corp.	Professional Services	452,700	11,851,134
Nissin Kogyo Co. Ltd.	Auto Components	248,670	4,824,393
Seria Co. Ltd.	Multiline Retail	220,000	9,119,843
Shinko Plantech Co. Ltd.	Energy Equipment & Services	810,200	6,263,530
Square Enix Holdings Co. Ltd.	Software	488,800	11,101,234
Tokai Rika Co. Ltd.	Auto Components	166,300	2,955,174
Unipres Corp.	Auto Components	265,300	4,808,237
			105,569,521

Netherlands 3.4%
Aalberts Industries NV	Machinery	604,221	20,424,542
Accell Group NV	Leisure Products	129,828	2,597,858
Arcadis NV	Construction & Engineering	282,970	10,699,662
USG People NV	Professional Services	530,646	10,098,299
			43,820,361

Norway 0.1%
Ekornes ASA	Household Durables	73,278	1,099,060

Russia 0.5%
[a,c] X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	347,670	6,157,236

18 | Semiannual Report

Templeton Global Smaller Companies Fund

Statement of Investments, February 28, 2014 (unaudited) (continued)

	Industry	Shares/Units	Value
Common Stocks and Other Equity
Interests (continued)
South Korea 4.6%
BS Financial Group Inc.	Banks	1,306,050	$19,480,300
Daum Communication Corp.	Internet Software & Services	79,242	5,203,460
DGB Financial Group Inc.	Banks	855,240	13,157,415
KIWOOM Securities Co. Ltd.	Capital Markets	53,212	2,665,567
Sindoh Co. Ltd.	Technology Hardware, Storage & Peripherals	143,648	8,422,060
Youngone Corp.	Textiles, Apparel & Luxury Goods	312,788	10,695,136
			59,623,938

Spain 2.3%
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	26,200	13,954,408
Melia Hotels International SA	Hotels, Restaurants & Leisure	575,173	7,302,396
Tecnicas Reunidas SA	Energy Equipment & Services	151,737	8,421,950
			29,678,754

Sweden 0.5%
[a,d]D Carnegie & Co. AB	Capital Markets	1,176	—
Oriflame Cosmetics SA, SDR	Personal Products	240,230	6,103,732
			6,103,732

Switzerland 4.1%
[b] Logitech International SA	Technology Hardware, Storage & Peripherals	1,110,610	17,592,063
Nobel Biocare Holding AG	Health Care Equipment & Supplies	430,620	6,315,368
Panalpina Welttransport Holding AG	Air Freight & Logistics	115,460	19,151,448
Vontobel Holding AG	Capital Markets	272,678	10,137,074
			53,195,953

Taiwan 2.1%
Giant Manufacturing Co. Ltd.	Leisure Products	1,707,311	11,634,098
[a] Ta Chong Bank Ltd.	Banks	21,954,166	7,570,652
Tripod Technology Corp.	Electronic Equipment, Instruments & Components	3,773,000	7,221,291
			26,426,041

Thailand 0.5%
Hana Microelectronics PCL, fgn.	Electronic Equipment, Instruments & Components	8,794,600	6,896,135

Turkey 0.3%
Aygaz AS	Gas Utilities	976,325	3,492,243

United Kingdom 6.1%
[a] African Minerals Ltd.	Metals & Mining	2,793,310	6,978,514
Bellway PLC	Household Durables	236,410	6,634,357
Bodycote PLC	Machinery	274,636	3,474,282
Bovis Homes Group PLC	Household Durables	457,650	7,139,682
Greggs PLC	Food & Staples Retailing	1,168,575	9,839,070
[a] Just Retirement Group PLC	Insurance	1,490,137	6,310,680
Laird PLC	Electronic Equipment, Instruments & Components	3,054,860	16,074,381
[a] Persimmon PLC	Household Durables	287,427	6,954,648

		Semiannual Report | 19

Templeton Global Smaller Companies Fund

Statement of Investments, February 28, 2014 (unaudited) (continued)

	Industry	Shares/Units	Value
Common Stocks and Other Equity
Interests (continued)
United Kingdom (continued)
UBM PLC	Media	455,240	$5,463,728
[a] Vectura Group PLC	Pharmaceuticals	3,479,600	9,399,290
			78,268,632

United States 37.5%
AllianceBernstein Holding LP	Capital Markets	1,105,374	26,772,158
Arkansas Best Corp.	Road & Rail	747,400	24,858,524
[a] Brocade Communications Systems Inc.	Communications Equipment	1,776,880	17,004,742
Columbia Sportswear Co.	Textiles, Apparel & Luxury Goods	284,220	23,615,840
[a] Deckers Outdoor Corp.	Textiles, Apparel & Luxury Goods	93,150	6,925,703
The Finish Line Inc., A	Specialty Retail	207,044	5,594,329
FirstMerit Corp.	Banks	926,670	19,237,669
[a,b]Glu Mobile Inc.	Software	2,296,440	11,551,093
[a] Green Dot Corp.	Consumer Finance	619,220	12,477,283
GulfMark Offshore Inc., A	Energy Equipment & Services	284,425	13,493,122
[e] Heidrick & Struggles International Inc.	Professional Services	1,144,810	21,053,056
[a] Hibbett Sports Inc.	Specialty Retail	388,970	22,299,650
Hillenbrand Inc.	Diversified Consumer Services	718,100	21,456,828
Hyster-Yale Materials Handling Inc.	Machinery	206,770	20,871,364
[a] Investment Technology Group Inc.	Capital Markets	870,170	15,036,538
iShares MSCI EAFE Small-Cap ETF	Diversified Financial Services	358,900	18,928,386
iShares Russell 2000 ETF	Diversified Financial Services	163,400	19,202,768
[b,e]JAKKS Pacific Inc.	Leisure Products	1,553,200	11,120,912
Janus Capital Group Inc.	Capital Markets	1,640,250	18,354,398
[a,b]LeapFrog Enterprises Inc.	Leisure Products	2,663,380	19,389,406
[a] Navistar International Corp.	Machinery	173,590	6,509,625
Simpson Manufacturing Co. Inc.	Building Products	584,770	20,671,619
Spartan Stores Inc.	Food & Staples Retailing	1,012,270	22,867,179
[a] Stillwater Mining Co.	Metals & Mining	1,267,200	17,157,888
[a,b]Swift Energy Co.	Oil, Gas & Consumable Fuels	1,140,610	11,406,100
[a] Tutor Perini Corp.	Construction & Engineering	783,870	19,322,395
[a] Unit Corp.	Energy Equipment & Services	178,760	10,975,864
[a] VASCO Data Security International Inc.	Software	911,310	7,272,254
[a,e] West Marine Inc.	Specialty Retail	1,235,180	15,415,046
			480,841,739

Total Common Stocks and Other Equity
Interests (Cost $892,049,685)			1,193,655,268

Preferred Stocks (Cost $9,474,935) 0.8%
Germany 0.8%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	74,200	9,935,484

Total Investments before Short
Term Investments
(Cost $901,524,620)			1,203,590,752

20 | Semiannual Report

Templeton Global Smaller Companies Fund

Statement of Investments, February 28, 2014 (unaudited) (continued)

	Shares/Units	Value
Short Term Investments
(Cost $45,414,368) 3.6%
[f] Investments from Cash Collateral
Received for Loaned Securities
Money Market Funds 3.6%
United States 3.6%
[g] BNY Mellon Overnight Government Fund,
0.032%	45,414,368	$45,414,368

Total Investments
(Cost $946,938,988) 97.5%		1,249,005,120
Other Assets, less Liabilities 2.5%		32,543,426

Net Assets 100.0%		$1,281,548,546

See Abbreviations on page 36.

aNon-income producing.
bA portion or all of the security is on loan at February 28, 2014. See Note 1(c).
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-
tration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees.
dSecurity has been deemed illiquid because it may not be able to be sold within seven days.
eSee Note 8 regarding holdings of 5% voting securities.
fSee Note 1(c) regarding securities on loan.
gThe rate shown is the annualized seven-day yield at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Templeton Global Smaller Companies Fund

Financial Statements

Statement of Assets and Liabilities
February 28, 2014 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$886,275,104
Cost - Non-controlled affiliated issuers (Note 8)	60,663,884
Total cost of investments	$946,938,988
Value - Unaffiliated issuers	$1,201,416,106
Value - Non-controlled affiliated issuers (Note 8)	47,589,014
Total value of investments (includes securities loaned in the amount $43,619,485)	1,249,005,120
Cash	81,995,395
Receivables:
Investment securities sold	3,966,816
Capital shares sold	2,888,162
Dividends and interest	2,183,497
Other assets	879
Total assets	1,340,039,869
Liabilities:
Payables:
Investment securities purchased	9,833,757
Capital shares redeemed	1,591,584
Management fees	710,794
Administrative fees	115,559
Distribution fees	233,653
Transfer agent fees	357,109
Payable upon return of securities loaned	45,414,368
Accrued expenses and other liabilities	234,499
Total liabilities	58,491,323
Net assets, at value	$1,281,548,546
Net assets consist of:
Paid-in capital	$1,044,815,465
Distributions in excess of net investment income	(897,659)
Net unrealized appreciation (depreciation)	302,081,567
Accumulated net realized gain (loss)	(64,450,827)
Net assets, at value	$1,281,548,546

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Smaller Companies Fund

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
February 28, 2014 (unaudited)

Class A:
Net assets, at value	$1,067,475,264
Shares outstanding	118,108,304
Net asset value per share[a]	$9.04
Maximum offering price per share (net asset value per share ÷ 94.25%)	$9.59
Class C:
Net assets, at value	$47,386,477
Shares outstanding	5,442,867
Net asset value and maximum offering price per share[a]	$8.71
Class R6:
Net assets, at value	$25,772,438
Shares outstanding	2,842,992
Net asset value and maximum offering price per share	$9.07
Advisor Class:
Net assets, at value	$140,914,367
Shares outstanding	15,546,911
Net asset value and maximum offering price per share	$9.06

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Templeton Global Smaller Companies Fund

Financial Statements (continued)

Statement of Operations
for the six months ended February 28, 2014 (unaudited)

Investment income:
Dividends: (net of foreign taxes $511,672)
Unaffiliated issuers	$6,009,857
Non-controlled affiliated issuers (Note 8)	279,811
Interest	112
Income from securities loaned	666,990
Total investment income	6,956,770
Expenses:
Management fees (Note 3a)	4,475,839
Administrative fees (Note 3b)	732,854
Distribution fees: (Note 3c)
Class A	1,249,685
Class C	220,894
Transfer agent fees: (Note 3e)
Class A	904,067
Class C	39,939
Class R6	41
Advisor Class	134,996
Custodian fees (Note 4)	79,846
Reports to shareholders	94,416
Registration and filing fees	50,810
Professional fees	43,816
Trustees’ fees and expenses	39,299
Other	15,816
Total expenses	8,082,318
Net investment income (loss)	(1,125,548)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	30,335,539
Foreign currency transactions	(307,807)
Net realized gain (loss)	30,027,732
Net change in unrealized appreciation (depreciation) on:
Investments	145,281,284
Translation of other assets and liabilities denominated in foreign currencies	122,159
Net change in unrealized appreciation (depreciation)	145,403,443
Net realized and unrealized gain (loss)	175,431,175
Net increase (decrease) in net assets resulting from operations	$174,305,627

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Smaller Companies Fund

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2014	Year Ended
	(unaudited)	August 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(1,125,548)	$6,955,524
Net realized gain (loss) from investments and foreign currency transactions	30,027,732	57,754,548
Net change in unrealized appreciation (depreciation) on investments and translation of
other assets and liabilities denominated in foreign currencies	145,403,443	139,069,817
Net increase (decrease) in net assets resulting from operations	174,305,627	203,779,889
Distributions to shareholders from:
Net investment income:
Class A	(2,577,762)	(11,272,741)
Class C	—	(269,735)
Class R6	(37)	—
Advisor Class	(741,716)	(2,061,929)
Total distributions to shareholders	(3,319,515)	(13,604,405)
Capital share transactions: (Note 2)
Class A	32,789,466	8,305,557
Class B	—	(458,067)
Class C	1,438,735	(1,570,949)
Class R6	25,553,064	5,000
Advisor Class	(21,751,388)	(1,377,132)
Total capital share transactions	38,029,877	4,904,409
Net increase (decrease) in net assets	209,015,989	195,079,893
Net assets:
Beginning of period	1,072,532,557	877,452,664
End of period	$1,281,548,546	$1,072,532,557
Undistributed net investment income (distributions in excess of net investment income)
included in net assets:
End of period	$(897,659)	$3,547,404

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

Templeton Global Smaller Companies Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers four classes of shares: Class A, Class C, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered money market funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value.

26 | Semiannual Report

Templeton Global Smaller Companies Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

Semiannual Report | 27

Templeton Global Smaller Companies Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

The Fund participates in an agency based securities lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund as indicated on the Statement of Investments. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

28 | Semiannual Report

Templeton Global Smaller Companies Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income and Deferred Taxes (continued)

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 28, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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Templeton Global Smaller Companies Fund

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued) g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	February 28, 2014		August 31, 2013
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	17,072,135	$146,939,653	21,872,236	$162,224,042
Shares issued in reinvestment of
distributions	267,627	2,357,791	1,470,109	10,070,246
Shares redeemed	(13,468,163)	(116,507,978)	(22,783,857)	(163,988,731)
Net increase (decrease)	3,871,599	$32,789,466	558,488	$8,305,557
Class B Shares[a]:
Shares sold			682	$4,321
Shares redeemed			(70,218)	(462,388)
Net increase (decrease)			(69,536)	$(458,067)
Class C Shares:
Shares sold	643,714	$5,393,805	875,497	$6,183,553
Shares issued in reinvestment of
Distributions	—	—	35,428	235,241
Shares redeemed	(475,708)	(3,955,070)	(1,168,004)	(7,989,743)
Net increase (decrease)	168,006	$1,438,735	(257,079)	$(1,570,949)
Class R6 Shares[b]:
Shares sold	2,889,855	$25,978,010	673	$5,000
Shares redeemed	(47,536)	(424,946)	—	—
Net increase (decrease)	2,842,319	$25,553,064	673	$5,000
Advisor Class Shares:
Shares sold	1,546,013	$13,416,453	2,584,735	$18,937,131
Shares issued in reinvestment of
distributions	78,708	694,990	282,548	1,938,283
Shares redeemed	(4,033,648)	(35,862,831)	(3,145,132)	(22,252,546)
Net increase (decrease)	(2,408,927)	$(21,751,388)	(277,849)	$(1,377,132)

aEffective March 22, 2013, all Class B shares were converted to Class A.
bFor the period May 1, 2013 (effective date) to August 31, 2013.

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Templeton Global Smaller Companies Fund

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Investment Corp. (FTIC)	Investment manager
Templeton Investment Counsel, LLC (TIC)	Investment manager – sub-advisor
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to FTIC based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $1 billion
0.730%	Over $1 billion, up to and including $5 billion
0.710%	Over $5 billion, up to and including $10 billion
0.690%	Over $10 billion, up to and including $15 billion
0.670%	Over $15 billion, up to and including $20 billion
0.650%	In excess of $20 billion

Under a subadvisory agreement, TIC, an affiliate of FTIC, provides subadvisory services to the Fund. The subadvisory fee is paid by FTIC fees based on the average daily net assets and is not an additional expense of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be

Semiannual Report | 31

Templeton Global Smaller Companies Fund

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$369,134
CDSC retained	$2,371

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended February 28, 2014, the Fund paid transfer agent fees of $1,079,043, of which $469,178 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until December 31, 2014. There were no expenses waived during the period ended February 28, 2014.

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Notes to Financial Statements (unaudited) (continued)

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2014, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At August 31, 2013, the Fund had capital loss carryforwards of $86,469,348 expiring in 2018.

At February 28, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$953,148,313

Unrealized appreciation	$359,985,069
Unrealized depreciation	(64,128,262)
Net unrealized appreciation (depreciation)	$295,856,807

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2014, aggregated $160,469,050 and $127,991,145, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

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Templeton Global Smaller Companies Fund

Notes to Financial Statements (unaudited) (continued)

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended February 28, 2014, were as shown below.

	Number of			Number of
	Shares Held			Shares Held	Value
	at Beginning	Gross	Gross	at End	at End	Investment	Realized Capital
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)
Non-Controlled Affiliates
Heidrick & Struggles
International Inc.	990,670	154,140	—	1,144,810	$21,053,056	$279,811	$—
JAKKS Pacific Inc.	1,527,120	26,080	—	1,553,200	11,120,912	—	—
West Marine Inc.	1,235,180	—	—	1,235,180	15,415,046	—	—
Total Affiliated Securities (Value is 3.71% of Net Assets)					$47,589,014	$279,811	$—

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended February 28, 2014, the Fund did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in deter- mining the fair value of financial instruments)

34 | Semiannual Report

Templeton Global Smaller Companies Fund

Notes to Financial Statements (unaudited) (continued)

10. FAIR VALUE MEASUREMENTS (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total
Assets:
Investments in Securities:
Equity Investments[a,b]	$1,203,590,752	$—	$	—[c]	$1,203,590,752
Short Term Investments	—	45,414,368		—	45,414,368
Total Investments in
Securities	$1,203,590,752	$45,414,368	$	—[c]	$1,249,005,120

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred stocks as well as other equity investments.
cIncludes securities determined to have no value at February 28, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Templeton Global Smaller Companies Fund

Notes to Financial Statements (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

ETF - Exchange Traded Fund
GDR - Global Depositary Receipt
SDR - Swedish Depositary Receipt

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Templeton Global Smaller Companies Fund

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 37

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Semiannual Report and Shareholder Letter
TEMPLETON GLOBAL
SMALLER COMPANIES FUND

Investment Manager
Franklin Templeton Investments Corp.

Subadvisor
Templeton Investment Counsel, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus.
Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing.
A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2014 Franklin Templeton Investments. All rights reserved. 103 S 04/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee of Listed Registrants.  N/A

Item 6. Schedule of Investments.  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 25, 2014

By /s/ MARK H. OTANI

      Mark H. Otani

      Chief Financial Officer and Chief Accounting Officer

Date  April 25, 2014